Trade receivables (Tables)	6 Months Ended
Dec. 31, 2023
Trade receivables.
Schedule of trade receivables

	31 December	30 June	31 December
	2023	2023	2022
	£’000	£’000	£’000
Trade receivables	124,019	69,729	150,863
Less: provision for impairment of trade receivables	(18,133)	(16,259)	(13,230)
Net trade receivables	105,886	53,470	137,633
Less: non-current portion
Trade receivables	24,498	22,303	21,224
Current trade receivables	81,388	31,167	116,409